Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0001551152
Registrant Name	AbbVie Inc.
Registration File Number	333-284980
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES